Segmental reporting - Disclosure of analysis of results by business (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) employee	Dec. 31, 2022 GBP (£) employee	Dec. 31, 2021 GBP (£) employee
Disclosure of operating segments [line items]
Total income	£ 25,378	£ 24,956	£ 21,940
Operating costs	(16,714)	(14,957)	(14,092)
UK bank levy	(180)	(176)	(170)
Litigation and conduct	(37)	(1,597)	(397)
Operating expenses	(16,931)	(16,730)	(14,659)
Other net income/(expenses)	(9)	6	260
Profit before impairment	8,438	8,232	7,541
Credit impairment (charges)/releases	(1,881)	(1,220)	653
Profit before tax	6,557	7,012	8,194
Total assets	1,477,487	1,513,699	1,384,300
Total liabilities	£ 1,405,623	£ 1,444,439	£ 1,314,200
Number of employees (full time equivalent) | employee	92,400	87,400	81,600
Average number of employees (full time equivalent) | employee	92,900	83,900	82,900
Average number of employees (headcount) | employee	94,800	86,200	85,600
Barclays UK
Disclosure of operating segments [line items]
Increase (decrease) in employees | employee			(10,700)
Operating segments | Barclays UK
Disclosure of operating segments [line items]
Total income	£ 7,587	£ 7,259	£ 6,536
Operating costs	(4,393)	(4,260)	(4,357)
UK bank levy	(30)	(26)	(36)
Litigation and conduct	8	(41)	(37)
Operating expenses	(4,415)	(4,327)	(4,430)
Other net income/(expenses)	0	0	0
Profit before impairment	3,172	2,932	2,106
Credit impairment (charges)/releases	(304)	(286)	365
Profit before tax	2,868	2,646	2,471
Total assets	293,100	313,200	321,200
Total liabilities	£ 264,200	£ 287,300	£ 291,800
Number of employees (full time equivalent) | employee	6,800	6,200	7,100
Operating segments | Barclays International
Disclosure of operating segments [line items]
Total income	£ 17,918	£ 17,867	£ 15,665
Operating costs	(11,578)	(10,361)	(9,076)
UK bank levy	(136)	(133)	(134)
Litigation and conduct	(47)	(1,503)	(345)
Operating expenses	(11,761)	(11,997)	(9,555)
Other net income/(expenses)	(2)	28	40
Profit before impairment	6,155	5,898	6,150
Credit impairment (charges)/releases	(1,548)	(933)	288
Profit before tax	4,607	4,965	6,438
Total assets	1,166,100	1,181,300	1,044,100
Total liabilities	£ 1,077,900	£ 1,093,900	£ 965,400
Number of employees (full time equivalent) | employee	12,400	10,900	10,400
Head Office
Disclosure of operating segments [line items]
Total income	£ (127)	£ (170)	£ (261)
Operating costs	(743)	(336)	(659)
UK bank levy	(14)	(17)	0
Litigation and conduct	2	(53)	(15)
Operating expenses	(755)	(406)	(674)
Other net income/(expenses)	(7)	(22)	220
Profit before impairment	(889)	(598)	(715)
Credit impairment (charges)/releases	(29)	(1)	0
Profit before tax	(918)	(599)	(715)
Total assets	18,300	19,200	19,000
Total liabilities	£ 63,500	£ 63,200	£ 57,000
Number of employees (full time equivalent) | employee	73,200	70,300	64,100
Increase (decrease) in employees | employee			10,700